Risk Management (Details) - Schedule of High, Low and Average Levels - Market Risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
High
Schedule of High, Low and Average Levels [Line Items]
VaR	$ 4,060	$ 6,810
Low
Schedule of High, Low and Average Levels [Line Items]
VaR	1,470	2,610
Average
Schedule of High, Low and Average Levels [Line Items]
VaR	2,400	4,090
Fixed-income investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	3,330	5,060
Fixed-income investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	1,410	2,110
Fixed-income investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	2,230	3,150
Variable-income investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Variable-income investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Variable-income investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Foreign currency investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	3,930	5,790
Foreign currency investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	180	230
Foreign currency investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	$ 1,550	$ 2,200